Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property and equipment, net [Abstract]
Property and equipment, net
18.	Property and equipment

(a)	Details of property and equipment as of December 31, 2017 and 2018 were as follows:

	2017
	Acquisition cost		Accumulated depreciation	Book value
Land	~~W~~	1,819,912	—	1,819,912
Buildings		1,158,661	(275,240)	883,421
Others		1,958,787	(1,640,348)	318,439

	~~W~~	4,937,360	(1,915,588)	3,021,772

	2018
	Acquisition cost		Accumulated depreciation	Book value
Land	~~W~~	1,827,711	—	1,827,711
Buildings		1,173,888	(321,319)	852,569
Others		2,002,755	(1,679,149)	323,606

	~~W~~	5,004,354	(2,000,468)	3,003,886

(b)	Changes in property and equipment for the years ended December 31, 2017 and 2018 were as follows:

	2017
	Land		Buildings	Others	Total
Beginning balance	~~W~~	1,885,233	941,043	319,337	3,145,613
Acquisitions (*1)		1,460	24,354	129,435	155,249
Disposals (*1)		(5,487)	(357)	(3,163)	(9,007)
Depreciation		—	(44,285)	(129,256)	(173,541)
Impairment		—	—	(16)	(16)
Amounts transferred from(to) investment properties		(59,263)	(32,519)	—	(91,782)
Amounts transferred from(to) non-current assets held for sale		(1,815)	(3,521)	—	(5,336)
Effects of foreign currency movements		(216)	(1,294)	2,102	592

Ending balance	~~W~~	1,819,912	883,421	318,439	3,021,772

(*1)	~~W~~14,285 million transferred from construction-in progress was included.

	2018
	Land		Buildings	Others	Total
Beginning balance	~~W~~	1,819,912	883,421	318,439	3,021,772
Acquisitions (*1)		33	14,612	136,244	150,889
Disposals (*1)		(17,735)	(3,282)	(9,699)	(30,716)
Depreciation		—	(47,207)	(124,564)	(171,771)
Impairment		—	—	—	—
Amounts transferred from(to) investment property		23,972	4,227	—	28,199
Amounts transferred from(to) non-current assets held for sale (*2)		(32)	(48)	—	(80)
Effects of foreign currency movements		1,561	846	3,186	5,593

Ending balance	~~W~~	1,827,711	852,569	323,606	3,003,886

(*1)	~~W~~6,319 million transferred from construction-in progress was included.
(*2)	Included buildings, land.

(c)	Insured assets and liability insurance as of December 31, 2018 were as follows:

Type of insurance	Insured assets	Amount covered	Insurance company
Comprehensive insurance for financial institutions	Cash (including ATM)	23,200	Samsung Fire & Marine Insurance Co., Ltd., etc.
Comprehensive Property insurance	Property Total Risk, Machine Risk, General Liability Liability Collateral	1,328,969	Samsung Fire & Marine Insurance Co., Ltd., etc.
Fire insurance	Business property and real estate	70,351	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for officers	Officer liability	50,000	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for employee accident	Executives	32,743	Meritz Fire & Marine Insurance Co., Ltd., etc.
Burglary insurance	Cash and securities	18,195	Samsung Fire & Marine Insurance Co., Ltd., etc.
Others	Personal information liability insurance	80,724	Samsung Fire & Marine Insurance Co., Ltd.,etc.